Offerings	Mar. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,705,961
Proposed Maximum Offering Price per Unit | shares	5.12
Maximum Aggregate Offering Price | $	$ 8,734,520.32
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 1,337.25
Offering Note
(1)
In addition to covering the number of shares of common stock, par value $0.01 per shares (the “Common Stock”) of Coeur Mining, Inc. (the “Registrant”) stated above, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall cover any additional shares of the Registrant’s Common Stock that become issuable under the SilverCrest Stock Option Plan, effective August 24, 2015, as amended (the “Legacy Plan”), or the SilverCrest Stock Option Plan, effective June 15, 2022, as amended (the “New Plan”), which were assumed by the Registrant in connection with the acquisition of SilverCrest Metals Inc., by reason of an event such as any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low prices of the Common Stock on the New York Stock Exchange on March 4, 2025, which was $5.12.

(3)
Represents 1,705,961 shares of the Registrant’s Common Stock issuable in connection with stock options awarded under the Legacy Plan that were assumed by and converted into stock options of the Registrant on February 14, 2025 in connection with the Registrant’s acquisition of SilverCrest Metals Inc.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,782,176
Proposed Maximum Offering Price per Unit | shares	5.12
Maximum Aggregate Offering Price | $	$ 9,124,741.12
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 1,397
Offering Note
(1)
In addition to covering the number of shares of common stock, par value $0.01 per shares (the “Common Stock”) of Coeur Mining, Inc. (the “Registrant”) stated above, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall cover any additional shares of the Registrant’s Common Stock that become issuable under the SilverCrest Stock Option Plan, effective August 24, 2015, as amended (the “Legacy Plan”), or the SilverCrest Stock Option Plan, effective June 15, 2022, as amended (the “New Plan”), which were assumed by the Registrant in connection with the acquisition of SilverCrest Metals Inc., by reason of an event such as any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low prices of the Common Stock on the New York Stock Exchange on March 4, 2025, which was $5.12.

(4)
Represents 1,782,176 shares of the Registrant’s Common Stock issuable in connection with stock options awarded under the New Plan that were assumed by and converted into stock options of the Registrant on February 14, 2025 in connection with the Registrant’s acquisition of SilverCrest Metals Inc.